Stock-Based Compensation - Summary Information for Stock Options (Detail)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding at January 1, 2018 | shares	301,958
Number of Options, Exercised | shares	(89,557)
Number of Options, Terminated | shares	(2,011)
Number of Options, Outstanding at December 31, 2018 | shares	210,390
Number of Options, Exercisable at December 31, 2018 | shares	197,241
Weighted-Average Exercise Price, Outstanding at January 1, 2018 | $ / shares	$ 91.44
Weighted-Average Exercise Price, Exercised | $ / shares	81.06
Weighted-Average Exercise Price, Terminated | $ / shares	83.32
Weighted-Average Exercise Price, Outstanding at December 31, 2018 | $ / shares	95.93
Weighted-Average Exercise Price, Exercisable at December 31, 2018 | $ / shares	$ 92.02
Weighted-Average Remaining Contractual Life (years), Outstanding at December 31, 2018	3 years 7 months 6 days
Weighted-Average Remaining Contractual Life (years), Exercisable at December 31, 2018	3 years 4 months 24 days